March 17, 2025

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Russell Investments Exchange Traded Funds (File Nos. 333-283326 and 811-24027)

Dear Sir or Madam:

Enclosed for filing on behalf of Russell Investments Exchange Traded Funds (the “Trust”) is the Trust’s Pre-Effective Amendment No. 2 to the registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-1A (“Registration Statement”), which relates to U.S. Small Cap Equity Active ETF, International Developed Equity Active ETF, Global Equity Active ETF, Emerging Markets Equity Active ETF, and Global Infrastructure Active ETF, each a series of the Trust. This Pre-Effective Amendment No. 2 to the Registration Statement is being made for the purposes of (i) filing certain required exhibits; (ii) incorporating comments received from the Staff of the U.S. Securities and Exchange Commission in connection with its review of the Registration Statement; and (iii) making certain other changes to the Registration Statement.

Please contact me at 617-728-7127 or John V. O’Hanlon at 617-728-7111 with any comments or questions concerning this filing.

Very truly yours,

/s/ Stephanie Capistron
Stephanie Capistron

cc:	John V. O’Hanlon, Esq.

Mary Beth Rhoden Albaneze, Esq.